UNCONSOLIDATED REAL ESTATE AFFILIATES	12 Months Ended
Dec. 31, 2011
UNCONSOLIDATED REAL ESTATE AFFILIATES.
UNCONSOLIDATED REAL ESTATE AFFILIATES

NOTE 6 UNCONSOLIDATED REAL ESTATE AFFILIATES

        The Unconsolidated Real Estate Affiliates represents our investments in real estate joint ventures. Generally, we share in the profits and losses, cash flows and other matters relating to our investments in Unconsolidated Real Estate Affiliates in accordance with our respective ownership percentages. We manage most of the properties owned by these joint ventures. As we have joint control of these ventures with our venture partners, we account for these joint ventures under the equity method.

        In certain circumstances, we have debt obligations in excess of our pro rata share of the debt of our Unconsolidated Real Estate Affiliates ("Retained Debt"). This Retained Debt represents distributed debt proceeds of the Unconsolidated Real Estate Affiliates in excess of our pro rata share of the non-recourse mortgage indebtedness of such Unconsolidated Real Estate Affiliates. The proceeds of the Retained Debt which are distributed to us are included as a reduction in our investment in Unconsolidated Real Estate Affiliates. Such Retained Debt totaled $130.6 million as of December 31, 2011 and $155.6 million as of December 31, 2010, and has been reflected as a reduction in our investment in Unconsolidated Real Estate Affiliates. We are obligated to contribute funds to our Unconsolidated Real Estate Affiliates in amounts sufficient to pay debt service on such Retained Debt. If we do not contribute such funds, our distributions from such Unconsolidated Real Estate Affiliates, or our interest in, could be reduced to the extent of such deficiencies. As of December 31, 2011, we do not anticipate an inability to perform on our obligations with respect to such Retained Debt.

        Indebtedness secured by our Unconsolidated Properties was $5.80 billion as of December 31, 2011 and $6.02 billion as of December 31, 2010. Our proportionate share of such debt was $2.78 billion as of December 31, 2011 and $2.67 billion as of December 31, 2010, including Retained Debt. There can be no assurance that the Unconsolidated Properties will be able to refinance or restructure such debt on acceptable terms or otherwise, or that joint venture operations or contributions by us and/or our partners will be sufficient to repay such loans.

        On January 29, 2010, our Brazilian joint venture, Aliansce Shopping Centers S.A. ("Aliansce"), commenced trading on the Brazilian Stock Exchange, or BM&FBovespa, as a result of an initial public offering of Aliansce's common shares in Brazil (the "Aliansce IPO"). Although we did not sell any of our Aliansce shares in the Aliansce IPO, our ownership interest in Aliansce was diluted from 49% to approximately 31% as a result of the stock sold in the Aliansce IPO. We continue to apply the equity method of accounting to our ownership interest in Aliansce. As an equity method investor, we accounted for the shares issued by Aliansce as if we had sold a proportionate share of our investment at the issuance price per share of the Aliansce IPO. Accordingly, the Predecessor recognized a gain of $9.7 million for the period from January 1, 2010 through November 9, 2010, which is reflected in equity in income (loss) of Unconsolidated Real Estate Affiliates.

Condensed Combined Financial Information of Unconsolidated Real Estate Affiliates

        Following is summarized financial information for our Unconsolidated Real Estate Affiliates. Certain 2010 and 2009 amounts have been reclassified to conform to the 2011 presentation as a result of discontinued operations.

	December 31, 2011	December 31, 2010
	(In thousands)
Condensed Combined Balance Sheets—Unconsolidated Real Estate Affiliates
Assets:
Land	$953,603	$893,769
Buildings and equipment	7,906,346	7,810,685
Less accumulated depreciation	(1,950,860)	(1,808,819)
Developments in progress	99,352	56,714

Net property and equipment	7,008,441	6,952,349
Investment in unconsolidated joint ventures	758,372	630,212

Net investment in real estate	7,766,813	7,582,561
Cash and cash equivalents	387,549	421,206
Accounts and notes receivable, net	162,822	148,059
Deferred expenses, net	250,865	196,809
Prepaid expenses and other assets	143,021	116,926
Assets held for disposition	—	94,336

Total assets	$8,711,070	$8,559,897

Liabilities and Owners' Equity:
Mortgages, notes and loans payable	$5,790,509	$5,891,224
Accounts payable, accrued expenses and other liabilities	446,462	361,721
Liabilities on assets held for disposition	—	143,517
Owners' equity	2,474,099	2,163,435

Total liabilities and owners' equity	$8,711,070	$8,559,897

Investment In and Loans To/From Unconsolidated Real Estate Affiliates, Net:
Owners' equity	$2,474,099	$2,163,435
Less joint venture partners' equity	(1,417,682)	(2,006,460)
Capital or basis differences and loans	1,996,556	2,996,723

Investment in and loans to/from Unconsolidated Real Estate Affiliates, net	$3,052,973	$3,153,698

	Successor		Predecessor
	Year ended December 31, 2011	Period from November 10, 2010 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year ended December 31, 2009
	(In thousands)
Condensed Combined Statements of Income—Unconsolidated Real Estate Affiliates
Revenues:
Minimum rents	$723,121	$101,266	$585,791	666,577
Tenant recoveries	297,530	41,610	245,102	300,844
Overage rents	26,736	6,502	9,103	13,172
Management and other fees	16,346	1,217	15,592	9,802
Other	52,721	8,491	21,414	28,631

Total revenues	1,116,454	159,086	877,002	1,019,026

Expenses:
Real estate taxes	98,738	11,971	73,830	91,537
Property maintenance costs	40,293	7,309	31,882	36,364
Marketing	17,791	5,215	10,894	14,543
Other property operating costs	162,572	23,052	130,621	160,777
Provision for doubtful accounts	6,826	(471)	5,287	10,781
Property management and other costs	46,935	7,576	40,409	51,369
General and administrative	29,062	2,491	36,034	11,637
Provisions for impairment	—	—	881	18,046
Depreciation and amortization	267,369	36,225	211,725	240,044

Total expenses	669,586	93,368	541,563	635,098

Operating income	446,868	65,718	335,439	383,928
Interest income	18,355	2,309	17,932	5,488
Interest expense	(350,716)	(47,725)	(271,476)	(293,852)
(Provision for) benefit from for income taxes	(794)	(179)	66	(1,673)
Equity in income of unconsolidated joint ventures	54,207	9,526	43,479	61,730

Income from continuing operations	167,920	29,649	125,440	155,621
Discontinued operations	165,323	219	50,757	(61,503)
Allocation to noncontrolling interests	(3,741)	111	964	(3,453)

Net income attributable to joint venture partners	$329,502	$29,979	$177,161	$90,665

Equity In (Loss) Income of Unconsolidated Real Estate Affiliates:
Net income attributable to joint venture partners	$329,502	$29,979	$177,161	$90,665
Joint venture partners' share of income	(181,213)	(17,878)	(67,845)	(26,320)
Amortization of capital or basis differences	(145,391)	(12,605)	(61,302)	(59,710)
Gain on Aliansce IPO	—	—	9,718	—
Loss on Highland Mall conveyance	—	—	(29,668)	—
Discontinued operations	—	—	(6,207)	28,208

Equity in income (loss) of Unconsolidated Real Estate Affiliates	$2,898	$(504)	$21,857	$32,843